Fees Summary	Dec. 05, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 175,000,000
Previously Paid Amount
Total Fee Amount	15,881.50
Total Offset Amount
Net Fee	$ 15,881.50